Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Noncurrent [Abstract]
Non-current operating lease liabilities	$ 148	$ 142
Contingent consideration on business combinations	70	123
Deferred consideration	19	20
Other long-term employee benefits	90	97
Long-term liability related to public funding	44	42
Others	64	64
Total	$ 416	$ 488